Note 3 - Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 38-3360868 001 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$101,422,902	$-	$-	$101,422,902
Common stock	16,297,450	-	-	16,297,450
Money market fund	6,127,345	-	-	6,127,345
Investments, at fair value	$123,847,697	$-	$-	$123,847,697
December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$88,930,100	$-	$-	$88,930,100
Common stock	15,280,509	-	-	15,280,509
Money market fund	4,796,307	-	-	4,796,307
Investments, at fair value	$109,006,916	$-	$-	$109,006,916